Quarterly Results of Operations (Unaudited) - Unaudited Quarterly Results of Operations (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Quarterly Financial Information Disclosure [Abstract]
Subordinated debt call premium	$ (27.8)
Expense associated with Deferred Compensation Plan		10.0
Additional share based compensation associated with dividend		8.3
Additional interest expense		$ 10.3